Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

	SOUTHWEST GAS CORPORATION
	EMPLOYEES’ INVESTMENT PLAN

	E.I.N. 88-0085720
	PLAN NO. 004
	SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
	AT DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value

*	Southwest Gas Holdings, Inc.	Company common stock (753,876 shares)	**	$60,325,197

*	Fidelity Investments	Contrafund Pool Class A	**	143,657,806

*	Fidelity Investments	Freedom 2010 Commingled Pool Class D	**	3,035,018

*	Fidelity Investments	Freedom 2015 Commingled Pool Class D	**	4,574,356

*	Fidelity Investments	Freedom 2020 Commingled Pool Class D	**	14,432,866

*	Fidelity Investments	Freedom 2025 Commingled Pool Class D	**	22,124,940

*	Fidelity Investments	Freedom 2030 Commingled Pool Class D	**	37,062,094

*	Fidelity Investments	Freedom 2035 Commingled Pool Class D	**	27,356,002

*	Fidelity Investments	Freedom 2040 Commingled Pool Class D	**	38,257,480

*	Fidelity Investments	Freedom 2045 Commingled Pool Class D	**	32,163,082

*	Fidelity Investments	Freedom 2050 Commingled Pool Class D	**	26,830,501

*	Fidelity Investments	Freedom 2055 Commingled Pool Class D	**	20,094,378

*	Fidelity Investments	Freedom 2060 Commingled Pool Class D	**	11,476,100

*	Fidelity Investments	Freedom 2065 Commingled Pool Class D	**	5,068,131

*	Fidelity Investments	Freedom Retirement Commingled Pool Class D	**	3,225,182

*	Fidelity Investments	Government Money Market Fund	**	1,145

*	Fidelity Investments	500 Index	**	73,986,463

*	Fidelity Investments	Low-Priced Stock Fund Class K	**	27,954,484

	DFA	U.S. Small Cap Growth Portfolio Institutional Class	**	22,726,186

	T. Rowe Price	Institutional Large Cap Value Fund	**	23,605,652

	Vanguard Group, Inc.	International Growth Fund Admiral Shares	**	25,213,962

	Victory Funds	Victory Integrity Small-Cap Value Fund	**	9,858,711

	FIAM	Core Plus Commingled Pool Class F	**	23,197,709

	T. Rowe Price	Stable Value Common Trust Fund A	**	27,328,605

*	Temporary Cash Investments	Temporary Cash Investments	**	6,449

				683,562,499

*	Participant Loans	Interest rates from 5.25% to 10.50% maturing 2026 - 2030	N/A	9,321,006

				$692,883,505
* A party-in-interest for which a statutory exemption exists.
** All investments are participant directed; therefore, cost information in column (d) is not required.